Disposal group held for sale and Discontinued operations	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disposal group held for sale and Discontinued operations
6. Disposal group held for sale and discontinued operations
On October 7, 2024, the Company entered into a share purchase agreement ("SPA") to sell the Romanian segment which includes the Certej Project, a non-core gold asset in the Romania segment. The associated assets and liabilities were consequently presented as held for sale in 2024. An amended and restated SPA was signed on May 14, 2025 and the sale was completed on October 30, 2025. As a result, the project has been presented as a discontinued operation in the year ended December 31, 2025. Financial information relating to the discontinued operations for the period to the date of disposal is set out below.
The sale consideration includes:
•$0.5 million cash deposit received upon signing of the SPA;
•$4.0 million of common shares of the purchasing company upon closing;
•deferred consideration of $25.5 million in cash, with $3.5 million payable on the date of the Certej property extension, and $10.0 million payable on the date the Certej Property commences commercial production, and $12 million on the first anniversary of commercial production; and
•a 1.5% net smelter return royalty on the project.
The deferred consideration receivable and the net smelter return royalty are not recognized in the current period as they are not virtually certain to be received.
The results from operations of the Romanian reporting segment include:

	Year ended December 31,
	2025	2024

Expenses	$(4,039)	$(4,989)
Impairment of property and equipment	(2,896)	(8,687)
Loss from operations	(6,935)	(13,676)
Proceeds on disposal	3,507	—
Net assets sold	(2,712)	—
Non-controlling interest on disposal	(15,633)	—
Reclassification of other comprehensive income	3,828	—
	(17,945)	(13,676)
Income tax expense	—	—
Loss from discontinued operations, net of tax	$(17,945)	$(13,676)

Loss from discontinued operations attributable to shareholders of the Company	$(12,597)	$(11,788)
Loss from discontinued operations attributable to non-controlling interest	$(5,348)	$(1,888)

Basic and diluted loss per share attributable to shareholders of the Company	$(0.06)	$(0.06)

During the second quarter of 2025, the Company recorded an impairment of $2.9 million on the Certej project to recognize property, plant and equipment at its estimated fair value, based on a plan to sell the asset and completion of the agreement.
Net cash used in operating activities of the Romanian reporting segment during the year ended December 31, 2025 was $0.4 million (2024 – $0.4 million).